RELATED PARTY TRANSACTIONS (Details Narrative) - CEO/CFO [Member] - July 1, 2021 [Member] - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Due from related parties	$ 12,000	$ 12,000
Quarterly payments	24,000
Potential bonuses	$ 100,000